Share Based Payments (Schedule of Outstanding Units Activity) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	850,067	974,179
Granted, other units	111,804	101,612
Paid, other units		(225,724)
Outstanding, other than options, ending	961,871	850,067
Outstanding, beginning balance, fair value	$ 3,116,000	$ 5,094,000
Fair Value, granted, other units	455,000	482,000
Fair Value, Paid in Cash, other units		(1,251,000)
Change in fair value, other units	347,000	(1,209,000)
Outstanding, ending balance, fair value	$ 3,918,000	$ 3,116,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | EquityInstruments	633,914	422,030
Cash Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	659,385	980,476
Granted, other units	139,661	87,759
Paid, other units	(406,611)	(405,821)
Forfeited or cancelled, other units		(3,029)
Outstanding, other than options, ending	392,435	659,385
Outstanding, beginning balance, fair value	$ 2,057,000	$ 3,935,000
Fair Value, granted, other units	506,000	414,000
Fair Value, Paid in Cash, other units	(1,466,000)	(1,915,000)
Fair value, forfeited or cancelled, other units		(15,000)
Change in fair value, other units	60,000	(362,000)
Outstanding, ending balance, fair value	1,157,000	$ 2,057,000
Fair value, Current portion	911,000
Fair value, Non-current portion	$ 246,000
Equity Settled, Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	734,631	390,751
Granted, other units	633,914	422,030
Paid, other units	(201,633)	(78,150)
Outstanding, other than options, ending	1,166,912	734,631
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, other units | EquityInstruments	422,609	1,002,166
Cash Settled, Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning		553,459
Paid, other units		(553,459)
Outstanding, beginning balance, fair value		$ 2,691,000
Fair Value, Paid in Cash, other units		(2,596,000)
Change in fair value, other units		$ 95,000
Equity Settled, Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options, beginning	1,002,166
Granted, other units	422,609	1,002,166
Paid, other units	(150,325)
Outstanding, other than options, ending	1,274,450	1,002,166